Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable	Accounts receivable consisted of the following:
	As of December 31,
	2023	2024

Accounts receivable	$2,813	$2,984
Less: Allowance for credit losses	(533)	(443)
Accounts receivable, net	$2,280	$2,541

Schedule of Allowance Credit Losses

Allowance for credit losses:

	As of December 31,
	2023	2024

Balance at beginning of year	$(1,106)	$(533)
Addition	(389)	—
Reversed	—	90
Written off	193	—
Reclassification allowance to the other non-current assets	769	—
Balance at end of year	$(533)	$(443)